Senior Secured Convertible Notes Payable (in default) (Details 3)	12 Months Ended
Aug. 31, 2019 USD ($)
Balance at August 31, 2018, Beginning
Initial recognition	6,338,000
Reclassification to equity	(13,000)
Change in fair value	(3,069,000)
Balance at August 31, 2019, Ending	3,256,000
March 2019 Warrant Liability [Member]
Balance at August 31, 2018, Beginning
Initial recognition	3,917,000
Reclassification to equity
Change in fair value	(3,013,000)
Balance at August 31, 2019, Ending	904,000
March 2019 Conversion Feature. [Member]
Balance at August 31, 2018, Beginning
Initial recognition	2,421,000
Reclassification to equity	(13,000)
Change in fair value	444,000
Balance at August 31, 2019, Ending	$ 2,852,000